ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Accounts Payable	$ 4,947,357	$ 4,778,508
Salaries and other compensation	696,645	531,040	500,927
Clinical Trial	56,468	0
Vendors	77,512	0
Consultants	32,200	32,200	18,000
Financing Costs	140,492
Legal	81,231	46,346
Other	21,768	8,500	8,500
Accrued Liabilities		2,976,334	647,125
Total accounts payable & accured expenses	6,053,853	5,396,594
Sponsored Research Agreement [Member]
Total accounts payable & accured expenses		0	119,698
Clinical Research Organization (Cro) [Member]
Total accounts payable & accured expenses		$ 2,358,247	$ 0